SHARE CAPITAL (Details 4)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Statement [Line Items]
Options, outstanding | shares	45,060,000
Weighted average exercise price, outstanding | $ / shares	$ 0.28
Weighted average remaining life, outstanding	2 years 9 months 29 days
Number of options, exercisable | shares	36,711,250
Weighted average exercise price, exercisable | $ / shares	$ 0.30
Weighted average remaining life, exercisable	2 years 6 months 3 days
Stock options 3
Statement [Line Items]
Exercise price	0.26- 0.50
Options, outstanding | shares	24,700,000
Weighted average exercise price, outstanding | $ / shares	$ 0.34
Weighted average remaining life, outstanding	2 years 2 months 1 day
Number of options, exercisable | shares	24,700,000
Weighted average exercise price, exercisable | $ / shares	$ 0.34
Weighted average remaining life, exercisable	2 years 2 months 1 day
Stock options 1
Statement [Line Items]
Exercise price	0.16- 0.18
Options, outstanding | shares	625,000
Weighted average exercise price, outstanding | $ / shares	$ 0.17
Weighted average remaining life, outstanding	4 years 6 months 7 days
Number of options, exercisable | shares	156,250
Weighted average exercise price, exercisable | $ / shares	$ 0.17
Weighted average remaining life, exercisable	4 years 6 months 7 days
Stock options 2
Statement [Line Items]
Exercise price	0.185- 0.25
Options, outstanding | shares	19,735,000
Weighted average exercise price, outstanding | $ / shares	$ 0.20
Weighted average remaining life, outstanding	3 years 7 months 2 days
Number of options, exercisable | shares	11,855,000
Weighted average exercise price, exercisable | $ / shares	$ 0.21
Weighted average remaining life, exercisable	3 years 2 months 26 days